Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 381,814
2021		393,269
2022		496,354
2023		512,518
2024		571,590
Thereafter		1,454,497
Total Future Minimum Lease Payments	$ 3,555,000	$ 3,810,042